Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Chemicals (56.1%)
	Linde plc	1,339,435	626,293
	Sherwin-Williams Co.	676,738	242,820
	Ecolab Inc.	723,003	192,044
	Air Products & Chemicals Inc.	603,124	168,217
	Corteva Inc.	1,934,510	136,963
	DuPont de Nemours Inc.	1,185,318	79,179
	PPG Industries Inc.	642,869	71,230
	International Flavors & Fragrances Inc.	724,340	55,456
	Dow Inc.	1,993,510	55,300
	CF Industries Holdings Inc.	471,483	42,768
	RPM International Inc.	363,726	41,407
	LyondellBasell Industries NV Class A	731,508	41,323
	Mosaic Co.	897,882	32,450
	Eastman Chemical Co.	327,015	25,628
*	Axalta Coating Systems Ltd.	617,846	19,030
	Albemarle Corp.	333,233	18,581
	Celanese Corp.	300,712	15,887
	Balchem Corp.	92,143	15,360
	NewMarket Corp.	22,837	14,708
	FMC Corp.	353,778	14,349
	Element Solutions Inc.	652,342	13,947
	Cabot Corp.	153,696	11,480
	Sensient Technologies Corp.	102,170	9,658
	Avient Corp.	259,256	9,367
	HB Fuller Co.	153,494	8,568
	Scotts Miracle-Gro Co.	130,235	7,757
	Westlake Corp.	109,055	7,746
	Hawkins Inc.	56,314	7,517
	Ashland Inc.	133,656	6,617
	Olin Corp.	325,982	6,327
	Innospec Inc.	71,150	6,053
	Huntsman Corp.	467,597	5,209
	Minerals Technologies Inc.	90,110	5,117
*	Perimeter Solutions Inc.	402,687	4,860
	Quaker Chemical Corp.	39,991	4,337
	Chemours Co.	422,458	4,280
*	Ingevity Corp.	103,221	4,270
*,1	PureCycle Technologies Inc.	381,128	3,625
	Stepan Co.	60,700	3,295
*	Ecovyst Inc.	315,880	2,353
	Tronox Holdings plc	337,716	1,918
	AdvanSix Inc.	76,044	1,788
	Koppers Holdings Inc.	58,040	1,783
	Orion SA	160,485	1,748
*	LSB Industries Inc.	152,648	1,156
*	Aspen Aerogels Inc.	197,306	1,137
*	Intrepid Potash Inc.	27,947	1,055
	Mativ Holdings Inc.	154,166	882
*,1	Ginkgo Bioworks Holdings Inc.	84,376	586
	Kronos Worldwide Inc.	65,469	414
	American Vanguard Corp.	73,273	361
*	Origin Materials Inc.	28,218	12
			2,054,216
Construction Materials (11.1%)
	CRH plc	1,919,741	175,003
	Vulcan Materials Co.	374,150	99,176
	Martin Marietta Materials Inc.	172,700	94,562
	Eagle Materials Inc.	94,278	19,064
*	Knife River Corp.	160,449	15,098

		Shares	Market Value ($000)
	United States Lime & Minerals Inc.	32,454	3,336
			406,239
Containers & Packaging (12.4%)
	International Paper Co.	1,420,355	67,907
	Smurfit WestRock plc	1,478,407	64,059
	Amcor plc	6,469,010	58,933
	Packaging Corp. of America	254,700	49,200
	Ball Corp.	759,809	40,711
	Avery Dennison Corp.	223,658	39,751
	Crown Holdings Inc.	331,276	32,631
	AptarGroup Inc.	186,835	29,595
	Graphic Packaging Holding Co.	854,672	18,991
	Silgan Holdings Inc.	257,572	14,184
	Sealed Air Corp.	412,857	13,294
	Sonoco Products Co.	279,346	12,721
*	O-I Glass Inc.	438,460	5,748
	Greif Inc. Class A	70,254	3,906
	TriMas Corp.	98,047	2,586
	Myers Industries Inc.	89,403	1,135
*	Ranpak Holdings Corp.	131,304	437
			455,789
Metals & Mining (19.3%)
	Newmont Corp. (XNYS)	3,192,758	168,322
	Freeport-McMoRan Inc.	4,070,265	156,624
	Nucor Corp.	653,551	71,472
	Steel Dynamics Inc.	403,326	49,637
	Reliance Inc.	149,799	43,864
	United States Steel Corp.	641,255	34,512
	Carpenter Technology Corp.	141,468	33,245
	Royal Gold Inc.	186,386	33,199
	Commercial Metals Co.	320,059	14,912
*	Coeur Mining Inc.	1,808,129	14,610
	Alcoa Corp.	543,249	14,543
	Hecla Mining Co.	1,701,445	8,745
*	Cleveland-Cliffs Inc.	1,400,640	8,166
*	MP Materials Corp.	347,202	7,566
	Warrior Met Coal Inc.	148,871	6,766
	Materion Corp.	58,961	4,565
*	Constellium SE	364,330	4,423
*	Alpha Metallurgical Resources Inc.	31,443	3,523
	Kaiser Aluminum Corp.	45,626	3,312
*	TMC the metals Co. Inc.	660,401	2,952
*	Century Aluminum Co.	157,097	2,434
	Worthington Steel Inc.	93,228	2,321
	Radius Recycling Inc.	71,393	2,114
	SunCoke Energy Inc.	239,810	1,952
*	Compass Minerals International Inc.	99,850	1,918
*	Perpetua Resources Corp.	131,195	1,825
*	Ivanhoe Electric Inc.	244,134	1,794
	Ryerson Holding Corp.	76,676	1,592
*	Metallus Inc.	106,835	1,349
*	McEwen Mining Inc.	129,919	1,043
	Olympic Steel Inc.	28,330	840
	Ramaco Resources Inc. Class A	82,365	745
*	Piedmont Lithium Inc.	58,277	360
	Ramaco Resources Inc. Class B	742	6
			705,251
Paper & Forest Products (0.7%)
	Louisiana-Pacific Corp.	177,525	15,990
	Sylvamo Corp.	98,031	5,193
*	Clearwater Paper Corp.	46,018	1,325
*	Magnera Corp.	90,370	1,086
	Mercer International Inc.	112,428	402
			23,996
Total Common Stocks (Cost $3,526,464)			3,645,491

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $6,787)	67,887	6,788
Total Investments (99.8%) (Cost $3,533,251)			3,652,279
Other Assets and Liabilities—Net (0.2%)			7,187
Net Assets (100.0%)			3,659,466
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,497.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,624 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Air Products & Chemicals Inc.	8/29/25	BANA	7,531	(4.337)	22	—
Alcoa Corp.	8/29/25	BANA	5,086	(4.337)	2	—
					24	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $904 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,645,491	—	—	3,645,491
Temporary Cash Investments	6,788	—	—	6,788
Total	3,652,279	—	—	3,652,279
Derivative Financial Instruments
Assets
Swap Contracts	—	24	—	24